Document and Entity Information	Dec. 15, 2025
Cover [Abstract]
Entity Registrant Name	COMMERCIAL METALS Co
Amendment Flag	true
Entity Central Index Key	0000022444
Document Type	8-K/A
Document Period End Date	Dec. 15, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-4304
Entity Tax Identification Number	75-0725338
Entity Address, Address Line One	6565 N. MacArthur Blvd.
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(214)
Local Phone Number	689-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Original Form 8-K to provide the historical financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were omitted from the Original Form 8-K as permitted by paragraphs (a)(3) and (b)(2) of Item 9.01 of Form 8-K.